Other Income - Net - Summary of Other Income - Net (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Analysis of income and expense [abstract]
Dividend from financial assets measured at FVOCI (non-recycling)	¥ 210		¥ 205	¥ 203
Government grants	506		385	257
Additional deduction for VAT	1,456		422	0
Investment income from debt securities measured at FVOCI (recycling)	174
Fair value gains on financial assets measured at FVPL	154		96	31
Gains on disposal of financial assets measured at FVPL	87	$ 13	24	36
Others	324		603	256
Other income - net	¥ 2,911		¥ 1,735	¥ 783